AXS Esoterica NextG Economy ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.8%
	COMPUTERS — 0.6%
573	Zscaler, Inc.*	$128,879
	ELECTRICAL COMPONENTS & EQUIPMENT — 2.1%
1,457	Eaton Corp. PLC	464,069
	HOME FURNISHINGS — 1.0%
8,899	Sony Group Corp. - ADR	227,815
	INSURANCE — 0.0%
1,779	Sony Financial Group, Inc. - ADR*	9,304
	INTERNET — 14.7%
1,285	Alphabet, Inc. - Class C	403,233
3,501	Amazon.com, Inc.*	808,101
23,275	Meituan - Class B*,1	308,898
1,817	Meta Platforms, Inc. - Class A	1,199,384
3,540	Tencent Holdings Ltd.	272,430
2,036	Wix.com Ltd.*	211,520
		3,203,566
	MACHINERY-CONSTRUCTION & MINING — 4.3%
641	GE Vernova, Inc.	418,938
3,586	Siemens Energy A.G.*	507,074
		926,012
	SEMICONDUCTORS — 43.1%
6,232	Broadcom, Inc.	2,156,895
23,800	NVIDIA Corp.	4,438,700
9,142	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,778,163
		9,373,758
	SOFTWARE — 28.0%
482	AppLovin Corp. - Class A*	324,781
2,335	Cadence Design Systems, Inc.*	729,874
2,402	Cloudflare, Inc.*	473,554
835	Datadog, Inc.*	113,552
356	Duolingo, Inc.*	62,478
512	HubSpot, Inc.*	205,466
6,041	Klaviyo, Inc. - Class A*	196,151
281	Microsoft Corp.	135,897
449	Monday.com Ltd.*	66,254
1,458	MongoDB, Inc.*	611,908
1,012	Salesforce, Inc.	268,089
427	ServiceNow, Inc.*	65,412
3,814	Snowflake, Inc. - Class A*	836,639

AXS Esoterica NextG Economy ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE (Continued)
3,080	Synopsys, Inc.*	$1,446,738
2,154	Take-Two Interactive Software, Inc.*	551,489
		6,088,282
	TOTAL COMMON STOCKS
	(Cost $16,742,542)	20,421,685
	EXCHANGE-TRADED FUNDS — 5.8%
2,630	Direxion Daily FTSE China Bull 3X Shares	112,012
20,022	KraneShares CSI China Internet ETF	681,749
1,885	SPDR S&P Aerospace & Defense ETF	454,737
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $1,088,585)	1,248,498
	TOTAL INVESTMENTS — 99.6%
	(Cost $17,831,127)	21,670,183
	Other Assets in Excess of Liabilities — 0.4%	97,378
	TOTAL NET ASSETS — 100.0%	$21,767,561

PLC – Public Limited Company
ADR – American Depository Receipt
ETF – Exchange-Traded Fund

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $308,898, which represents 1.42% of total net assets of the Fund.